Statement of Cash Flows - Zeecol Limited [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2016
Cash was provided from:
Receipts from customers	$ 387,550	$ 272,688
Interest received	3,721	3,149
Tax refund received		1,228
Total cash provided from operating activities	391,271	277,065
Cash was applied to:
Operating expenses and fees paid	(38,569)	(333,641)
Interest paid		(772)
Taxation paid	(1,228)	(1,520)
Total cash applied to operating activities	(39,797)	(335,933)
Net cash flows from (used in) operating activities	351,474	(58,867)
Cash was provided from:
Term deposit investment		250,000
Total cash provided from investing activities		250,000
Cash was applied to:
Term deposit investment	(250,000)
Work in progress - digesters	(47,244)	(18,638)
Property Plant & Equipment		(4,862)
Total cash applied to investing activities	(297,244)	(23,500)
Net cash flows from (used in) investing activities	(297,244)	226,500
Cash was applied to:
Loans to related parties	(22,532)	(80,732)
Total cash applied to financing activities	(22,532)	(80,732)
Net cash flows from (used in) financing activities	(22,532)	(80,732)
Net increase (decrease) in cash and cash equivalents	31,698	86,901
Cash and cash equivalents at beginning of period		31,698
Cash and cash equivalents at end of period	$ 31,698	$ 118,598